Right of use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	£ 937	£ 687
Exchange adjustments	(9)	(36)
Additions through business combinations		1
Other additions	230	499
Depreciation	(211)	(190)	£ (176)
Disposals	(102)	(20)
Impairments		(10)
Reclassifications		6
Net Impairment Reversals	1
Net book value, end of the year	846	937	687
Land and buildings
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	751	561
Exchange adjustments	(5)	(30)
Additions through business combinations		1
Other additions	107	355
Depreciation	(126)	(121)
Disposals	(92)	(11)
Impairments		(10)
Reclassifications		6
Net Impairment Reversals	1
Net book value, end of the year	636	751	561
Plant and equipment
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	4	6
Exchange adjustments	0	0
Additions through business combinations		0
Other additions	6	0
Depreciation	(2)	(2)
Disposals	0	0
Impairments		0
Reclassifications		0
Net Impairment Reversals	0
Net book value, end of the year	8	4	6
Vehicles
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	182	120
Exchange adjustments	(4)	(6)
Additions through business combinations		0
Other additions	117	144
Depreciation	(83)	(67)
Disposals	(10)	(9)
Impairments		0
Reclassifications		0
Net Impairment Reversals	0
Net book value, end of the year	£ 202	£ 182	£ 120